Property, plant and equipment (Details Narrative)	Dec. 31, 2024
Machinery & Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Machinery & Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Office Equipment and Furniture | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Office Equipment and Furniture | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Production Masks
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Probe Cards
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Licenses
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year